BLUE CREATION Narrative (Details) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 02, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill		$ 154,114	$ 154,114	$ 156,488	$ 103,966
Payments to Acquire Businesses, Gross			0	9,471	0
Payments to Acquire Businesses, Net of Cash Acquired			$ 2,882	$ 0	$ 0
Blue Creation [Member]
Business Acquisition [Line Items]
Goodwill	$ 920
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		200
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 100
Payments to Acquire Businesses, Gross	6,400
Payments to Acquire Businesses, Net of Cash Acquired	2,900
Business Combination, Contingent Consideration, Liability	$ 500